Share based compensation - Number of shares warrants give right to for Plan 2021 (Detail) - Share based payment arrangements plan 2021 [Member]	12 Months Ended
Dec. 31, 2021 shares
Disclosure of terms and conditions of share based payment arrangement [Line items]
Granted	401,240
Forfeited/Cancelled	(750)
Outstanding at December 31	400,490
Exercisable at December 31	100,310